Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt Including Unamortized Debt Discounts and Premiums

Long-term debt including unamortized debt discounts and premiums, where applicable, consists of the following:

December 31,	2012	2011

Senior Notes	$ 1,288	$ 1,450
Senior Medium-Term Notes, Series A	249	249
Finance lease obligation	95	100
Junior Subordinated Notes	-	202

Total long-term debt	$ 1,632	$ 2,001

Annual Maturities on Long-term Debt Outstanding

Annual maturities on long-term debt outstanding at December 31, 2012, are as follows:

2013	$6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017

Total maturities	1,651
Unamortized discount, net	(19)

Total long-term debt	$1,632